Summary of Significant Accounting Policies - Additional Information (Detail)	8 Months Ended	9 Months Ended
	Dec. 31, 2018 USD ($) Segment shares	Sep. 30, 2019 USD ($) shares
Summary Of Significant Accounting Policies [Line Items]
Investments with original maturities at date of purchase to be cash equivalents	3 months	3 months
Asset transfers Level 1 to Level 2		$ 0
Asset transfers Level 2 to Level 1		0
Asset transfers into Level 3	$ 0	0
Asset transfers out of Level 3	0	0
Liabilities transfers Level 1 to Level 2		0
Liabilities transfers Level 2 to Level 1		0
Liability transfers into Level 3	0	0
Liability transfers out of Level 3	0	0
Property and equipment, net		631,000
Accumulated depreciation	$ 0	100,000
Number of reporting segment | Segment	1
Cash and cash equivalents		$ 28,716,000
Anti-dilutive shares of stock | shares		3,629,859
Series A Preferred Stock
Summary Of Significant Accounting Policies [Line Items]
Anti-dilutive shares of stock | shares	7,488,530
Level 1
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents	$ 51,500,000
Leasehold Improvements
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, net	$ 0	$ 500,000
Minimum
Summary Of Significant Accounting Policies [Line Items]
Percentage of collateralized deposits in treasury securities		102.00%
Property and equipment, useful life		3 years
Maximum
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful life		5 years